Tax Liabilities - Summary of Tax Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Disclosure Of Tax Liabilities [Abstract]
Income tax payable	$ 11,783	$ 19,682
Other tax liabilities	3,023	1,833
Total	$ 14,806	$ 21,515